Accounting policies, presentation and estimates (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Allowance for impairment losses
Allowance account for credit losses of financial assets	£ 6,220	£ 3,380
Averaged period (in years)	5 years
Modelled ECL
Allowance for impairment losses
Allowance account for credit losses of financial assets	£ 5,207	3,219
Economic outlook post model adjustment
Allowance for impairment losses
Allowance account for credit losses of financial assets	636
Other post model adjustment
Allowance for impairment losses
Allowance account for credit losses of financial assets	377	161
10pp increase in HPI
Sensitivity of ECL to key economic variables
ECL impact	(149)	(110)
10pp decrease in HPI
Sensitivity of ECL to key economic variables
ECL impact	185	147
1pp increase in unemployment
Sensitivity of ECL to key economic variables
ECL impact	294	141
1pp decrease in unemployment
Sensitivity of ECL to key economic variables
ECL impact	(276)	(143)
Drawn balance
Allowance for impairment losses
Allowance account for credit losses of financial assets	5,758	3,207
UK Mortgages
Allowance for impairment losses
Allowance account for credit losses of financial assets	1,111
UK Mortgages | Modelled ECL
Allowance for impairment losses
Allowance account for credit losses of financial assets	803
UK Mortgages | Economic outlook post model adjustment
Allowance for impairment losses
Allowance account for credit losses of financial assets	50
UK Mortgages | Other post model adjustment
Allowance for impairment losses
Allowance account for credit losses of financial assets	258
UK Mortgages | Other post model adjustment | Interest-only mortgages
Post-model adjustments
Increase (decrease) in credit loss	171	132
UK Mortgages | Other post model adjustment | Accounts in long-term default
Post-model adjustments
Increase (decrease) in credit loss	34	33
UK Mortgages | Other post model adjustment | Additional risk on forborne accounts
Post-model adjustments
Increase (decrease) in credit loss	21
UK Mortgages | Other post model adjustment | Adjustments to possession rate levels
Post-model adjustments
Increase (decrease) in credit loss	32
Other Retail
Allowance for impairment losses
Allowance account for credit losses of financial assets	2,404
Other Retail | Modelled ECL
Allowance for impairment losses
Allowance account for credit losses of financial assets	2,008
Other Retail | Economic outlook post model adjustment
Allowance for impairment losses
Allowance account for credit losses of financial assets	358
Other Retail | Other post model adjustment
Allowance for impairment losses
Allowance account for credit losses of financial assets	38
Other Retail | Other post model adjustment | Modelled lifetime on revolving products
Post-model adjustments
Increase (decrease) in credit loss	38	36
Commercial
Allowance for impairment losses
Allowance account for credit losses of financial assets	2,479
Commercial | Modelled ECL
Allowance for impairment losses
Allowance account for credit losses of financial assets	2,370
Commercial | Economic outlook post model adjustment
Allowance for impairment losses
Allowance account for credit losses of financial assets	28
Commercial | Other post model adjustment
Allowance for impairment losses
Allowance account for credit losses of financial assets	81
Other
Allowance for impairment losses
Allowance account for credit losses of financial assets	226
Other | Modelled ECL
Allowance for impairment losses
Allowance account for credit losses of financial assets	26
Other | Economic outlook post model adjustment
Allowance for impairment losses
Allowance account for credit losses of financial assets	200
Probability-weighted scenario
Impact of multiple economic scenarios
ECL allowance	6,220	3,380
Probability-weighted scenario | UK Mortgages
Impact of multiple economic scenarios
ECL allowance	1,111	569
Probability-weighted scenario | Other Retail
Impact of multiple economic scenarios
ECL allowance	2,404	1,521
Probability-weighted scenario | Commercial
Impact of multiple economic scenarios
ECL allowance	2,479	1,224
Probability-weighted scenario | Other
Impact of multiple economic scenarios
ECL allowance	£ 226	£ 66
Base Case Scenario
Allowance for impairment losses
Weightage	30.00%	30.00%
Economic assumptions
GDP	0.40%	1.40%
Interest rate	0.15%	1.25%
Unemployment rate	6.00%	4.30%
House price growth	0.40%	1.00%
CRE price growth	(0.60%)	0.00%
Impact of multiple economic scenarios
Impact of MES	£ 506	£ 191
ECL allowance	£ 5,714	3,189
Base Case Scenario | 2020
Economic assumptions
GDP	(10.00%)
Interest rate	0.10%
Unemployment rate	7.20%
House price growth	(6.00%)
CRE price growth	(20.00%)
Base Case Scenario | 2020 Q1
Economic assumptions
GDP	(1.60%)
Interest rate	0.10%
Unemployment rate	3.90%
House price growth	2.80%
CRE price growth	(5.00%)
Base Case Scenario | 2020 Q2
Economic assumptions
GDP	(19.30%)
Interest rate	0.10%
Unemployment rate	7.50%
House price growth	0.90%
CRE price growth	(12.30%)
Base Case Scenario | 2020 Q3
Economic assumptions
GDP	(10.90%)
Interest rate	0.10%
Unemployment rate	8.50%
House price growth	(2.40%)
CRE price growth	(19.90%)
Base Case Scenario | 2020 Q4
Economic assumptions
GDP	(8.10%)
Interest rate	0.10%
Unemployment rate	9.00%
House price growth	(6.00%)
CRE price growth	(20.00%)
Base Case Scenario | 2021
Economic assumptions
GDP	6.00%
Interest rate	0.10%
Unemployment rate	7.00%
House price growth	(0.10%)
CRE price growth	10.00%
Base Case Scenario | 2021 Q1
Economic assumptions
GDP	(4.70%)
Interest rate	0.10%
Unemployment rate	8.00%
House price growth	(6.30%)
CRE price growth	(14.40%)
Base Case Scenario | 2021 Q2
Economic assumptions
GDP	18.10%
Interest rate	0.10%
Unemployment rate	7.40%
House price growth	(4.00%)
CRE price growth	(3.70%)
Base Case Scenario | 2021 Q3
Economic assumptions
GDP	7.70%
Interest rate	0.10%
Unemployment rate	6.60%
House price growth	(1.10%)
CRE price growth	7.70%
Base Case Scenario | 2021 Q4
Economic assumptions
GDP	5.10%
Interest rate	0.10%
Unemployment rate	6.20%
House price growth	(0.10%)
CRE price growth	10.00%
Base Case Scenario | 2022
Economic assumptions
GDP	3.00%
Interest rate	0.10%
Unemployment rate	5.70%
House price growth	2.90%
CRE price growth	4.00%
Base Case Scenario | 2020-2022
Economic assumptions
GDP	(1.80%)
Interest rate	0.10%
Unemployment rate	6.70%
House price growth	(3.30%)
CRE price growth	(8.50%)
Base Case Scenario | UK Mortgages
Impact of multiple economic scenarios
ECL allowance	£ 929	464
Base Case Scenario | Other Retail
Impact of multiple economic scenarios
ECL allowance	2,383	1,492
Base Case Scenario | Commercial
Impact of multiple economic scenarios
ECL allowance	2,376	1,167
Base Case Scenario | Other
Impact of multiple economic scenarios
ECL allowance	£ 26	£ 66
Base Case Scenario | Start to peak
Economic assumptions
GDP	1.90%	7.00%
Interest rate	0.25%	1.75%
Unemployment rate	9.00%	4.60%
House price growth	2.10%	5.20%
CRE price growth	(2.70%)	0.10%
Base Case Scenario | Start to trough
Economic assumptions
GDP	(19.70%)	0.40%
Interest rate	0.10%	0.75%
Unemployment rate	3.90%	3.80%
House price growth	(6.10%)	(2.70%)
CRE price growth	(20.00%)	(0.90%)
Upside Scenario
Allowance for impairment losses
Weightage	30.00%	30.00%
Economic assumptions
GDP	0.80%	1.70%
Interest rate	1.06%	2.04%
Unemployment rate	5.50%	3.90%
House price growth	4.70%	4.80%
CRE price growth	2.70%	1.80%
Impact of multiple economic scenarios
ECL allowance	£ 5,164	£ 2,950
Upside Scenario | 2020
Economic assumptions
GDP	(9.50%)
Interest rate	0.21%
Unemployment rate	7.10%
House price growth	(3.70%)
CRE price growth	(8.40%)
Upside Scenario | 2021
Economic assumptions
GDP	7.50%
Interest rate	1.15%
Unemployment rate	6.20%
House price growth	5.00%
CRE price growth	18.60%
Upside Scenario | 2022
Economic assumptions
GDP	3.10%
Interest rate	1.42%
Unemployment rate	4.90%
House price growth	9.00%
CRE price growth	3.40%
Upside Scenario | 2020-2022
Economic assumptions
GDP	0.30%
Interest rate	0.92%
Unemployment rate	6.10%
House price growth	10.20%
CRE price growth	12.40%
Upside Scenario | UK Mortgages
Impact of multiple economic scenarios
ECL allowance	£ 773	317
Upside Scenario | Other Retail
Impact of multiple economic scenarios
ECL allowance	2,208	1,443
Upside Scenario | Commercial
Impact of multiple economic scenarios
ECL allowance	2,157	1,124
Upside Scenario | Other
Impact of multiple economic scenarios
ECL allowance	£ 26	£ 66
Upside Scenario | Start to peak
Economic assumptions
GDP	4.00%	8.60%
Interest rate	1.50%	2.56%
Unemployment rate	8.60%	4.60%
House price growth	25.80%	26.30%
CRE price growth	14.80%	10.40%
Upside Scenario | Start to trough
Economic assumptions
GDP	(19.50%)	0.70%
Interest rate	0.10%	0.75%
Unemployment rate	3.90%	3.40%
House price growth	(3.80%)	(0.80%)
CRE price growth	(11.50%)	0.30%
Downside Scenario
Allowance for impairment losses
Weightage	30.00%	30.00%
Economic assumptions
GDP	0.30%	1.20%
Interest rate	0.16%	0.49%
Unemployment rate	7.10%	5.80%
House price growth	(4.80%)	(3.20%)
CRE price growth	(3.50%)	(3.80%)
Impact of multiple economic scenarios
ECL allowance	£ 6,462	£ 3,572
Downside Scenario | 2020
Economic assumptions
GDP	(10.20%)
Interest rate	0.09%
Unemployment rate	7.30%
House price growth	(8.00%)
CRE price growth	(27.20%)
Downside Scenario | 2021
Economic assumptions
GDP	5.80%
Interest rate	0.12%
Unemployment rate	7.70%
House price growth	(6.10%)
CRE price growth	4.00%
Downside Scenario | 2022
Economic assumptions
GDP	3.10%
Interest rate	0.19%
Unemployment rate	6.80%
House price growth	(4.50%)
CRE price growth	2.90%
Downside Scenario | 2020-2022
Economic assumptions
GDP	(2.00%)
Interest rate	0.13%
Unemployment rate	7.30%
House price growth	(17.50%)
CRE price growth	(22.10%)
Downside Scenario | UK Mortgages
Impact of multiple economic scenarios
ECL allowance	£ 1,264	653
Downside Scenario | Other Retail
Impact of multiple economic scenarios
ECL allowance	2,510	1,564
Downside Scenario | Commercial
Impact of multiple economic scenarios
ECL allowance	2,661	1,289
Downside Scenario | Other
Impact of multiple economic scenarios
ECL allowance	£ 27	£ 66
Downside Scenario | Start to peak
Economic assumptions
GDP	1.70%	6.20%
Interest rate	0.21%	0.75%
Unemployment rate	9.20%	6.90%
House price growth	0.40%	(1.90%)
CRE price growth	(2.70%)	(0.60%)
Downside Scenario | Start to trough
Economic assumptions
GDP	(19.80%)	0.20%
Interest rate	0.08%	0.35%
Unemployment rate	3.90%	3.90%
House price growth	(21.60%)	(14.80%)
CRE price growth	(27.20%)	(17.50%)
Modelled severe scenario
Economic assumptions
GDP	(0.40%)	0.50%
Interest rate	0.03%	0.11%
Unemployment rate	8.10%	7.20%
House price growth	(9.60%)	(7.70%)
CRE price growth	(8.00%)	(7.10%)
Modelled severe scenario | 2020
Economic assumptions
GDP	(10.90%)
Interest rate	0.06%
Unemployment rate	7.50%
House price growth	(9.50%)
CRE price growth	(36.20%)
Modelled severe scenario | 2021
Economic assumptions
GDP	3.00%
Interest rate	0.01%
Unemployment rate	8.90%
House price growth	(11.50%)
CRE price growth	(7.80%)
Modelled severe scenario | 2022
Economic assumptions
GDP	2.20%
Interest rate	0.02%
Unemployment rate	8.40%
House price growth	(11.70%)
CRE price growth	(1.40%)
Modelled severe scenario | 2020-2022
Economic assumptions
GDP	(6.20%)
Interest rate	0.03%
Unemployment rate	8.30%
House price growth	(29.20%)
CRE price growth	(41.90%)
Modelled severe scenario | Start to peak
Economic assumptions
GDP	(1.80%)	2.70%
Interest rate	0.10%	0.75%
Unemployment rate	9.70%	8.30%
House price growth	0.40%	(2.30%)
CRE price growth	(2.70%)	(1.10%)
Modelled severe scenario | Start to trough
Economic assumptions
GDP	(20.20%)	(2.70%)
Interest rate	0.01%	0.01%
Unemployment rate	3.90%	3.90%
House price growth	(39.70%)	(33.10%)
CRE price growth	(42.30%)	(30.90%)
Adjusted severe scenario
Economic assumptions
GDP	(0.80%)
Interest rate	0.03%
Unemployment rate	8.80%
House price growth	(9.60%)
CRE price growth	(8.00%)
Adjusted severe scenario | 2020
Economic assumptions
GDP	(17.20%)
Interest rate	0.06%
Unemployment rate	8.00%
House price growth	(9.50%)
CRE price growth	(36.20%)
Adjusted severe scenario | 2021
Economic assumptions
GDP	4.10%
Interest rate	0.01%
Unemployment rate	11.60%
House price growth	(11.50%)
CRE price growth	(7.80%)
Adjusted severe scenario | 2022
Economic assumptions
GDP	5.20%
Interest rate	0.02%
Unemployment rate	9.20%
House price growth	(11.70%)
CRE price growth	(1.40%)
Adjusted severe scenario | 2020-2022
Economic assumptions
GDP	(9.40%)
Interest rate	0.03%
Unemployment rate	9.60%
House price growth	(29.20%)
CRE price growth	(41.90%)
Adjusted severe scenario | Start to peak
Economic assumptions
GDP	(2.00%)
Interest rate	0.10%
Unemployment rate	12.50%
House price growth	0.40%
CRE price growth	(2.70%)
Adjusted severe scenario | Start to trough
Economic assumptions
GDP	(26.10%)
Interest rate	0.01%
Unemployment rate	3.90%
House price growth	(39.70%)
CRE price growth	(42.30%)
Severe Downside Scenario
Allowance for impairment losses
Weightage	10.00%	10.00%
Impact of multiple economic scenarios
ECL allowance	£ 10,190	£ 4,663
Severe Downside Scenario | UK Mortgages
Impact of multiple economic scenarios
ECL allowance	2,214	1,389
Severe Downside Scenario | Other Retail
Impact of multiple economic scenarios
ECL allowance	2,741	1,712
Severe Downside Scenario | Commercial
Impact of multiple economic scenarios
ECL allowance	3,208	1,496
Severe Downside Scenario | Other
Impact of multiple economic scenarios
ECL allowance	£ 2,027	£ 66